Segment information (Tables)	9 Months Ended
Sep. 30, 2018
Financial Position [Member]
Statement Line Items [Line Items]
Segment Information by Geographical Area
Total Assets	September 30, 2018	December 31, 2017
Europe	$542,935	$501,700
Africa	455,121	472,411
North America	68,640	112,241
Total	$1,066,696	$1,086,352
Total liabilities	September 30, 2018	December 31, 2017
Europe	$10,512	$6,244
Africa	125,300	117,394
North America	17,761	9,573
Total	$153,573	$133,211

Income Statement [Member]
Statement Line Items [Line Items]
Segment Information by Geographical Area
	Revenues		Cost of sales		Net income (loss) attributable to Nevsun shareholders
	Three months ended September 30,
	2018	2017	2018	2017 (Restated – note 12)	2018	2017 (Restated – note 12)
Europe	$-	$-	$-	$-	$(2,683)	$(10,422)
Africa	71,608	71,036	74,258	61,443	(1,801)	4,762
North America	-	-	-	-	(14,186)	(5,904)
Total	$71,608	$71,036	$74,258	$61,443	$(18,670)	$(11,564)

	Revenues		Cost of sales		Net income (loss) attributable to Nevsun shareholders
	Nine months ended September 30,
	2018	2017	2018	2017 (Restated – note 12)	2018	2017 (Restated – note 12)
Europe	$-	$-	$-	$-	$(9,839)	$(33,397)
Africa	254,764	208,774	236,636	182,494	5,883	(31,074)
North America	-	-	-	-	(28,583)	(16,530)
Total	$254,764	$208,774	$236,636	$182,494	$(32,539)	$(81,001)